Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	1,052,000	732,000	916,000
Number of stock options exercised	2,000	3,000	0
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 4.21	$ 4.71	$ 3.60
Common stock conversion (in shares)	1
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted	5,777,326	5,115,308
Stock options granted (in shares)	1,048,916	732,314	916,015
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans	$ 2,900,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2019	1,700,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2020	1,000,000
Expected recognition of compensation related to non-vested stock options granted under the Plans in 2021	200,000
Compensation costs	2,800,000	$ 1,700,000	$ 1,500,000
Number of stock options exercised			0
Intrinsic value of options exercised	0	30,000	$ 0
Intrinsic value of outstanding in-the-money stock options	$ 0	$ 0
Weighted-average remaining life (in years)	6 years 8 months	5 years 1 month
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 4.21	$ 4.71	$ 3.60
Expected volatility used in computing fair value of options granted	64.80%	62.40%	55.10%
Expected life used in computing fair value of options granted (in years)	5 years 6 months	6 years	6 years
Dividend yield used in computing fair value of options granted	2.50%	2.50%	3.20%
Risk-free interest rate used in computing fair value of options granted	2.60%	2.00%	1.30%
Estimated forfeiture rate used in computing fair value of options granted	7.40%	7.00%	7.00%
Period of historical data used to calculate expected volatility (in years)	5 years
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited	$ 100,000	$ 200,000	$ 0
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)	3 years
Number of shares or units granted equity based compensation awards	616,397	349,175	238,609
Fair value of granted stock	$ 5,300,000	$ 3,600,000	$ 2,300,000
Vested restricted stock (in shares)	563,588	129,106	98,844
Market value of vested restricted stock	$ 15,200,000	$ 3,200,000	$ 4,300,000
Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards			311,691
Fair value of granted stock			$ 3,600,000
Restricted Stock Units and Performance Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock granted (in shares)	311,124	73,078	59,518
Share based compensation expense	$ 3,000,000	$ 4,000,000	$ 4,200,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs	$ 700,000	$ 900,000	$ 600,000
Number of shares or units granted equity based compensation awards	79,869	89,387	67,000